Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.84%
Advertising–0.41%
Interpublic Group of Cos., Inc. (The)(b)	25,574	$952,376
Omnicom Group, Inc.(b)	9,875	931,607
		1,883,983
Aerospace & Defense–1.92%
Boeing Co. (The)(b)(c)	4,253	903,465
General Dynamics Corp.	3,909	892,073
Howmet Aerospace, Inc.	21,147	895,999
Huntington Ingalls Industries, Inc.	4,153	859,754
L3Harris Technologies, Inc.	4,247	833,431
Lockheed Martin Corp.	1,816	858,478
Northrop Grumman Corp.	1,878	867,110
Raytheon Technologies Corp.	8,996	880,978
Textron, Inc.(b)	12,470	880,756
TransDigm Group, Inc.	1,204	887,408
		8,759,452
Agricultural & Farm Machinery–0.20%
Deere & Co.	2,181	900,491
Agricultural Products & Services–0.39%
Archer-Daniels-Midland Co.(b)	11,266	897,449
Bunge Ltd.	9,332	891,393
		1,788,842
Air Freight & Logistics–0.79%
C.H. Robinson Worldwide, Inc.(b)	8,441	838,782
Expeditors International of Washington, Inc.	8,042	885,585
FedEx Corp.	4,293	980,908
United Parcel Service, Inc., Class B	4,757	922,810
		3,628,085
Apparel Retail–0.39%
Ross Stores, Inc.	8,291	879,924
TJX Cos., Inc. (The)	11,624	910,857
		1,790,781
Apparel, Accessories & Luxury Goods–0.59%
Ralph Lauren Corp.(b)	7,621	889,142
Tapestry, Inc.	20,881	900,180
VF Corp.	39,653	908,450
		2,697,772
Application Software–2.70%
Adobe, Inc.(c)	2,623	1,010,825
ANSYS, Inc.(c)	2,917	970,778
Autodesk, Inc.(b)(c)	4,451	926,520
Cadence Design Systems, Inc.(b)(c)	4,414	927,337
Ceridian HCM Holding, Inc.(b)(c)	12,804	937,509
Fair Isaac Corp.(c)	1,241	872,038
Intuit, Inc.	2,200	980,826
Paycom Software, Inc.(b)(c)	3,160	960,672
PTC, Inc.(c)	7,296	935,566
Roper Technologies, Inc.	2,055	905,618
salesforce.com, inc.(c)	4,987	996,303
Shares		Value
Application Software–(continued)
Synopsys, Inc.(c)	2,431	$938,974
Tyler Technologies, Inc.(c)	2,788	988,736
		12,351,702
Asset Management & Custody Banks–1.53%
Ameriprise Financial, Inc.	2,862	877,203
Bank of New York Mellon Corp. (The)	18,255	829,507
BlackRock, Inc.	1,360	910,003
Franklin Resources, Inc.(b)	31,326	843,922
Invesco Ltd.(d)	52,629	863,116
Northern Trust Corp.(b)	10,170	896,282
State Street Corp.	10,813	818,436
T. Rowe Price Group, Inc.(b)	8,223	928,377
		6,966,846
Automobile Manufacturers–0.61%
Ford Motor Co.(b)	71,376	899,338
General Motors Co.	23,649	867,445
Tesla, Inc.(c)	4,980	1,033,151
		2,799,934
Automotive Parts & Equipment–0.38%
Aptiv PLC(c)	7,775	872,277
BorgWarner, Inc.(b)	18,015	884,717
		1,756,994
Automotive Retail–0.76%
Advance Auto Parts, Inc.	6,745	820,259
AutoZone, Inc.(b)(c)	357	877,560
CarMax, Inc.(b)(c)	13,552	871,123
O’Reilly Automotive, Inc.(c)	1,053	893,976
		3,462,918
Biotechnology–1.62%
AbbVie, Inc.(b)	5,769	919,406
Amgen, Inc.	3,790	916,232
Biogen, Inc.(c)	3,366	935,849
Gilead Sciences, Inc.	10,863	901,303
Incyte Corp.(b)(c)	11,993	866,734
Moderna, Inc.(b)(c)	6,245	959,107
Regeneron Pharmaceuticals, Inc.(c)	1,156	949,851
Vertex Pharmaceuticals, Inc.(c)	3,007	947,415
		7,395,897
Brewers–0.19%
Molson Coors Beverage Co., Class B(b)	16,510	853,237
Broadcasting–0.41%
Fox Corp., Class A(b)	18,258	621,685
Fox Corp., Class B	8,475	265,352
Paramount Global, Class B	43,421	968,723
		1,855,760
Broadline Retail–0.61%
Amazon.com, Inc.(c)	9,519	983,218
eBay, Inc.(b)	20,543	911,493

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–(continued)
Etsy, Inc.(b)(c)	8,149	$907,228
		2,801,939
Building Products–1.13%
A.O. Smith Corp.	13,066	903,514
Allegion PLC	8,035	857,576
Carrier Global Corp.	18,923	865,727
Johnson Controls International PLC	14,052	846,212
Masco Corp.(b)	17,238	857,073
Trane Technologies PLC	4,639	853,483
		5,183,585
Cable & Satellite–0.58%
Charter Communications, Inc., Class A(b)(c)	2,621	937,296
Comcast Corp., Class A	24,459	927,240
DISH Network Corp., Class A(b)(c)	82,018	765,228
		2,629,764
Cargo Ground Transportation–0.38%
J.B. Hunt Transport Services, Inc.	4,922	863,614
Old Dominion Freight Line, Inc.(b)	2,568	875,277
		1,738,891
Casinos & Gaming–0.78%
Caesars Entertainment, Inc.(c)	18,255	891,027
Las Vegas Sands Corp.(c)	15,365	882,719
MGM Resorts International	20,235	898,839
Wynn Resorts Ltd.(c)	7,972	892,146
		3,564,731
Commodity Chemicals–0.39%
Dow, Inc.	16,029	878,710
LyondellBasell Industries N.V., Class A	9,712	911,860
		1,790,570
Communications Equipment–1.04%
Arista Networks, Inc.(b)(c)	5,897	989,870
Cisco Systems, Inc.	17,785	929,711
F5, Inc.(c)	6,236	908,523
Juniper Networks, Inc.	28,040	965,137
Motorola Solutions, Inc.	3,303	945,087
		4,738,328
Computer & Electronics Retail–0.19%
Best Buy Co., Inc.(b)	10,986	859,874
Construction & Engineering–0.20%
Quanta Services, Inc.(b)	5,489	914,687
Construction Machinery & Heavy Transportation Equipment– 0.76%
Caterpillar, Inc.	3,804	870,507
Cummins, Inc.(b)	3,571	853,041
PACCAR, Inc.(b)	11,942	874,155
Wabtec Corp.	8,640	873,158
		3,470,861
Construction Materials–0.39%
Martin Marietta Materials, Inc.	2,533	899,367
Vulcan Materials Co.	5,102	875,299
		1,774,666
Shares		Value
Consumer Electronics–0.20%
Garmin Ltd.	9,087	$917,060
Consumer Finance–0.73%
American Express Co.(e)	5,212	859,720
Capital One Financial Corp.	8,796	845,823
Discover Financial Services	8,456	835,791
Synchrony Financial(b)	26,880	781,670
		3,323,004
Consumer Staples Merchandise Retail–0.98%
Costco Wholesale Corp.	1,833	910,763
Dollar General Corp.	3,997	841,208
Dollar Tree, Inc.(c)	6,156	883,694
Target Corp.	5,460	904,340
Walmart, Inc.	6,305	929,672
		4,469,677
Copper–0.20%
Freeport-McMoRan, Inc.	22,800	932,748
Data Center REITs–0.39%
Digital Realty Trust, Inc.(b)	8,423	828,065
Equinix, Inc.	1,297	935,189
		1,763,254
Data Processing & Outsourced Services–0.20%
Broadridge Financial Solutions, Inc.	6,304	923,977
Distillers & Vintners–0.40%
Brown-Forman Corp., Class B(b)	14,038	902,222
Constellation Brands, Inc., Class A	4,074	920,276
		1,822,498
Distributors–0.58%
Genuine Parts Co.	5,299	886,576
LKQ Corp.	15,818	897,829
Pool Corp.(b)	2,479	848,909
		2,633,314
Diversified Banks–1.52%
Bank of America Corp.	28,531	815,986
Citigroup, Inc.	17,866	837,737
Comerica, Inc.	14,685	637,623
Fifth Third Bancorp	28,437	757,562
JPMorgan Chase & Co.	6,462	842,063
KeyCorp	55,150	690,478
PNC Financial Services Group, Inc. (The)(b)	6,297	800,349
U.S. Bancorp(b)	21,262	766,495
Wells Fargo & Co.	20,881	780,532
		6,928,825
Diversified Support Services–0.41%
Cintas Corp.	2,016	932,763
Copart, Inc.(c)	12,626	949,601
		1,882,364
Drug Retail–0.20%
Walgreens Boots Alliance, Inc.(b)	25,966	897,904
Electric Utilities–3.40%
Alliant Energy Corp.(b)	17,208	918,907
American Electric Power Co., Inc.	9,867	897,798
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
Constellation Energy Corp.(b)	11,137	$874,255
Duke Energy Corp.(b)	9,304	897,557
Edison International	13,040	920,494
Entergy Corp.	8,583	924,732
Evergy, Inc.	15,004	917,044
Eversource Energy	11,850	927,381
Exelon Corp.(b)	21,494	900,384
FirstEnergy Corp.	22,674	908,320
NextEra Energy, Inc.	11,829	911,779
NRG Energy, Inc.	27,305	936,288
PG&E Corp.(b)(c)	54,557	882,187
Pinnacle West Capital Corp.	11,669	924,652
PPL Corp.(b)	32,901	914,319
Southern Co. (The)(b)	13,507	939,817
Xcel Energy, Inc.	13,661	921,298
		15,517,212
Electrical Components & Equipment–0.97%
AMETEK, Inc.	6,363	924,735
Eaton Corp. PLC	5,071	868,865
Emerson Electric Co.(b)	10,510	915,841
Generac Holdings, Inc.(c)	7,632	824,332
Rockwell Automation, Inc.	2,988	876,829
		4,410,602
Electronic Components–0.40%
Amphenol Corp., Class A	11,289	922,537
Corning, Inc.(b)	25,966	916,081
		1,838,618
Electronic Equipment & Instruments–0.82%
Keysight Technologies, Inc.(b)(c)	5,590	902,673
Teledyne Technologies, Inc.(c)	2,093	936,325
Trimble, Inc.(c)	17,888	937,689
Zebra Technologies Corp., Class A(b)(c)	2,997	953,046
		3,729,733
Electronic Manufacturing Services–0.20%
TE Connectivity Ltd.	6,935	909,525
Environmental & Facilities Services–0.61%
Republic Services, Inc.	6,798	919,226
Rollins, Inc.(b)	24,910	934,872
Waste Management, Inc.	5,783	943,612
		2,797,710
Fertilizers & Agricultural Chemicals–0.74%
CF Industries Holdings, Inc.(b)	11,006	797,825
Corteva, Inc.(b)	14,665	884,446
FMC Corp.	7,164	874,939
Mosaic Co. (The)	17,597	807,351
		3,364,561
Financial Exchanges & Data–1.84%
Cboe Global Markets, Inc.	7,279	977,133
CME Group, Inc., Class A	4,944	946,875
FactSet Research Systems, Inc.	2,183	906,141
Intercontinental Exchange, Inc.	9,054	944,242
MarketAxess Holdings, Inc.	2,491	974,703
Moody’s Corp.(b)	3,029	926,935
MSCI, Inc.	1,654	925,727
Shares		Value
Financial Exchanges & Data–(continued)
Nasdaq, Inc.	16,419	$897,627
S&P Global, Inc.	2,645	911,917
		8,411,300
Food Distributors–0.20%
Sysco Corp.	11,810	912,086
Food Retail–0.20%
Kroger Co. (The)	18,336	905,248
Footwear–0.20%
NIKE, Inc., Class B	7,351	901,527
Gas Utilities–0.19%
Atmos Energy Corp.(b)	7,912	888,992
Gold–0.22%
Newmont Corp.	20,485	1,004,175
Health Care Distributors–0.80%
AmerisourceBergen Corp.	5,773	924,315
Cardinal Health, Inc.	12,132	915,966
Henry Schein, Inc.(b)(c)	11,210	914,063
McKesson Corp.	2,569	914,693
		3,669,037
Health Care Equipment–3.48%
Abbott Laboratories	8,907	901,923
Baxter International, Inc.(b)	22,716	921,361
Becton, Dickinson and Co.(b)	3,760	930,750
Boston Scientific Corp.(c)	18,581	929,607
DexCom, Inc.(b)(c)	8,014	931,067
Edwards Lifesciences Corp.(c)	11,618	961,157
GE HealthCare Technologies, Inc.(b)(c)	11,520	944,986
Hologic, Inc.(c)	11,118	897,223
IDEXX Laboratories, Inc.(c)	1,899	949,652
Insulet Corp.(b)(c)	3,080	982,397
Intuitive Surgical, Inc.(c)	3,843	981,771
Medtronic PLC	11,257	907,539
ResMed, Inc.(b)	4,195	918,663
STERIS PLC	4,866	930,768
Stryker Corp.	3,263	931,489
Teleflex, Inc.(b)	3,875	981,576
Zimmer Biomet Holdings, Inc.	6,991	903,237
		15,905,166
Health Care Facilities–0.41%
HCA Healthcare, Inc.	3,502	923,407
Universal Health Services, Inc., Class B	7,339	932,787
		1,856,194
Health Care REITs–0.58%
Healthpeak Properties, Inc.	40,320	885,831
Ventas, Inc.(b)	19,338	838,302
Welltower, Inc.(b)	12,732	912,757
		2,636,890
Health Care Services–0.96%
Cigna Group (The)	3,133	800,575
CVS Health Corp.	11,202	832,421
DaVita, Inc.(c)	11,565	938,037
Laboratory Corp. of America Holdings	3,880	890,150
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Services–(continued)
Quest Diagnostics, Inc.(b)	6,430	$909,716
		4,370,899
Health Care Supplies–0.62%
Align Technology, Inc.(c)	2,761	922,561
Cooper Cos., Inc. (The)	2,659	992,764
DENTSPLY SIRONA, Inc.(b)	23,386	918,602
		2,833,927
Home Furnishings–0.19%
Mohawk Industries, Inc.(b)(c)	8,824	884,341
Home Improvement Retail–0.39%
Home Depot, Inc. (The)(b)	3,016	890,082
Lowe’s Cos., Inc.	4,392	878,268
		1,768,350
Homebuilding–0.81%
D.R. Horton, Inc.(b)	9,178	896,599
Lennar Corp., Class A(b)	8,869	932,221
NVR, Inc.(c)	165	919,411
PulteGroup, Inc.	16,152	941,338
		3,689,569
Hotel & Resort REITs–0.20%
Host Hotels & Resorts, Inc.	54,317	895,687
Hotels, Resorts & Cruise Lines–1.33%
Booking Holdings, Inc.(c)	348	923,039
Carnival Corp.(b)(c)	89,127	904,639
Expedia Group, Inc.(b)(c)	8,787	852,602
Hilton Worldwide Holdings, Inc.(b)	6,145	865,646
Marriott International, Inc., Class A(b)	5,249	871,544
Norwegian Cruise Line Holdings Ltd.(b)(c)	61,426	826,180
Royal Caribbean Cruises Ltd.(c)	12,917	843,480
		6,087,130
Household Appliances–0.19%
Whirlpool Corp.(b)	6,573	867,767
Household Products–1.01%
Church & Dwight Co., Inc.	10,296	910,269
Clorox Co. (The)	5,753	910,355
Colgate-Palmolive Co.(b)	12,111	910,142
Kimberly-Clark Corp.(b)	7,059	947,459
Procter & Gamble Co. (The)	6,295	936,003
		4,614,228
Housewares & Specialties–0.19%
Newell Brands, Inc.(b)	70,559	877,754
Human Resource & Employment Services–0.59%
Automatic Data Processing, Inc.(b)	4,044	900,316
Paychex, Inc.(b)	8,009	917,751
Robert Half International, Inc.	11,157	898,920
		2,716,987
Independent Power Producers & Energy Traders–0.20%
AES Corp. (The)	37,130	894,090
Industrial Conglomerates–0.58%
3M Co.(b)	8,299	872,308
General Electric Co.(b)	9,491	907,340
Shares		Value
Industrial Conglomerates–(continued)
Honeywell International, Inc.	4,467	$853,733
		2,633,381
Industrial Gases–0.39%
Air Products and Chemicals, Inc.	3,071	882,022
Linde PLC	2,529	898,908
		1,780,930
Industrial Machinery & Supplies & Components–2.35%
Dover Corp.	5,923	899,941
Fortive Corp.(b)	13,406	913,887
IDEX Corp.	3,927	907,255
Illinois Tool Works, Inc.(b)	3,751	913,181
Ingersoll Rand, Inc.	15,494	901,441
Nordson Corp.(b)	4,056	901,487
Otis Worldwide Corp.	10,513	887,297
Parker-Hannifin Corp.	2,552	857,753
Pentair PLC	16,394	906,096
Snap-on, Inc.(b)	3,596	887,816
Stanley Black & Decker, Inc.(b)	10,699	862,125
Xylem, Inc.(b)	8,725	913,508
		10,751,787
Industrial REITs–0.20%
Prologis, Inc.	7,383	921,177
Insurance Brokers–0.99%
Aon PLC, Class A	2,935	925,376
Arthur J. Gallagher & Co.	4,726	904,131
Brown & Brown, Inc.	15,726	902,987
Marsh & McLennan Cos., Inc.	5,494	915,026
Willis Towers Watson PLC	3,740	869,101
		4,516,621
Integrated Oil & Gas–0.58%
Chevron Corp.	5,409	882,532
Exxon Mobil Corp.(b)	8,013	878,706
Occidental Petroleum Corp.	14,428	900,740
		2,661,978
Integrated Telecommunication Services–0.40%
AT&T, Inc.	46,861	902,074
Verizon Communications, Inc.(b)	23,545	915,665
		1,817,739
Interactive Home Entertainment–0.62%
Activision Blizzard, Inc.	11,077	948,080
Electronic Arts, Inc.(b)	7,910	952,760
Take-Two Interactive Software, Inc.(b)(c)	7,810	931,733
		2,832,573
Interactive Media & Services–0.64%
Alphabet, Inc., Class A(c)	5,081	527,052
Alphabet, Inc., Class C(c)	4,430	460,720
Match Group, Inc.(c)	24,335	934,221
Meta Platforms, Inc., Class A(c)	4,811	1,019,643
		2,941,636
Internet Services & Infrastructure–0.41%
Akamai Technologies, Inc.(c)	12,002	939,756
VeriSign, Inc.(c)	4,517	954,578
		1,894,334
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Investment Banking & Brokerage–0.73%
Charles Schwab Corp. (The)	14,713	$770,667
Goldman Sachs Group, Inc. (The)	2,636	862,262
Morgan Stanley(b)	9,591	842,090
Raymond James Financial, Inc.(b)	9,105	849,223
		3,324,242
IT Consulting & Other Services–1.19%
Accenture PLC, Class A	3,414	975,755
Cognizant Technology Solutions Corp., Class A	14,303	871,482
DXC Technology Co.(c)	33,855	865,334
EPAM Systems, Inc.(c)	3,055	913,445
Gartner, Inc.(c)	2,748	895,216
International Business Machines Corp.	6,884	902,423
		5,423,655
Leisure Products–0.21%
Hasbro, Inc.	17,550	942,260
Life & Health Insurance–1.07%
Aflac, Inc.	13,488	870,246
Globe Life, Inc.(b)	7,578	833,732
Lincoln National Corp.	33,657	756,273
MetLife, Inc.	13,845	802,179
Principal Financial Group, Inc.(b)	11,215	833,499
Prudential Financial, Inc.	9,756	807,211
		4,903,140
Life Sciences Tools & Services–2.39%
Agilent Technologies, Inc.	6,363	880,257
Bio-Rad Laboratories, Inc., Class A(c)	1,806	865,110
Bio-Techne Corp.(b)	12,000	890,280
Charles River Laboratories International, Inc.(c)	4,264	860,560
Danaher Corp.	3,602	907,848
Illumina, Inc.(b)(c)	4,452	1,035,313
IQVIA Holdings, Inc.(c)	4,378	870,740
Mettler-Toledo International, Inc.(b)(c)	603	922,717
PerkinElmer, Inc.	7,183	957,207
Thermo Fisher Scientific, Inc.	1,588	915,276
Waters Corp.(c)	2,832	876,872
West Pharmaceutical Services, Inc.	2,746	951,407
		10,933,587
Managed Health Care–0.95%
Centene Corp.(c)	13,266	838,544
Elevance Health, Inc.	1,900	873,639
Humana, Inc.(b)	1,801	874,314
Molina Healthcare, Inc.(b)(c)	3,305	884,054
UnitedHealth Group, Inc.	1,876	886,579
		4,357,130
Metal, Glass & Plastic Containers–0.20%
Ball Corp.(b)	16,438	905,898
Movies & Entertainment–0.82%
Live Nation Entertainment, Inc.(c)	12,958	907,060
Netflix, Inc.(b)(c)	2,950	1,019,166
Walt Disney Co. (The)(c)	9,230	924,200
Warner Bros Discovery, Inc.(c)	60,184	908,778
		3,759,204
Shares		Value
Multi-Family Residential REITs–1.14%
AvalonBay Communities, Inc.	5,217	$876,769
Camden Property Trust(b)	8,078	846,897
Equity Residential	14,771	886,260
Essex Property Trust, Inc.(b)	4,086	854,546
Mid-America Apartment Communities, Inc.	5,794	875,126
UDR, Inc.	21,634	888,292
		5,227,890
Multi-line Insurance–0.56%
American International Group, Inc.	16,249	818,300
Assurant, Inc.	7,397	888,158
Hartford Financial Services Group, Inc. (The)	12,303	857,396
		2,563,854
Multi-Sector Holdings–0.19%
Berkshire Hathaway, Inc., Class B(c)	2,844	878,142
Multi-Utilities–2.01%
Ameren Corp.(b)	10,656	920,572
CenterPoint Energy, Inc.	31,337	923,188
CMS Energy Corp.	14,870	912,720
Consolidated Edison, Inc.(b)	9,530	911,735
Dominion Energy, Inc.	16,231	907,475
DTE Energy Co.	8,266	905,458
NiSource, Inc.	32,334	904,059
Public Service Enterprise Group, Inc.	15,324	956,984
Sempra Energy(b)	5,993	905,902
WEC Energy Group, Inc.	9,862	934,819
		9,182,912
Office REITs–0.37%
Alexandria Real Estate Equities, Inc.(b)	6,811	855,394
Boston Properties, Inc.(b)	15,036	813,748
		1,669,142
Oil & Gas Equipment & Services–0.54%
Baker Hughes Co., Class A(b)	29,709	857,402
Halliburton Co.	25,011	791,348
Schlumberger N.V.	16,934	831,459
		2,480,209
Oil & Gas Exploration & Production–1.90%
APA Corp.	24,024	866,305
ConocoPhillips	8,287	822,153
Coterra Energy, Inc.(b)	35,122	861,894
Devon Energy Corp.	16,686	844,479
Diamondback Energy, Inc.	6,355	859,005
EOG Resources, Inc.	7,699	882,536
EQT Corp.(b)	28,400	906,244
Hess Corp.(b)	6,662	881,649
Marathon Oil Corp.	36,030	863,279
Pioneer Natural Resources Co.	4,345	887,423
		8,674,967
Oil & Gas Refining & Marketing–0.59%
Marathon Petroleum Corp.(b)	6,718	905,788
Phillips 66	8,532	864,974
Valero Energy Corp.	6,535	912,286
		2,683,048
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Storage & Transportation–0.77%
Kinder Morgan, Inc.(b)	51,499	$901,748
ONEOK, Inc.	13,411	852,135
Targa Resources Corp.	11,742	856,579
Williams Cos., Inc. (The)	29,884	892,336
		3,502,798
Other Specialized REITs–0.39%
Iron Mountain, Inc.(b)	16,825	890,211
VICI Properties, Inc.	27,090	883,676
		1,773,887
Other Specialty Retail–0.58%
Bath & Body Works, Inc.(b)	23,166	847,413
Tractor Supply Co.(b)	3,801	893,387
Ulta Beauty, Inc.(c)	1,657	904,175
		2,644,975
Packaged Foods & Meats–2.42%
Campbell Soup Co.	16,447	904,256
Conagra Brands, Inc.	24,669	926,568
General Mills, Inc.(b)	10,999	939,975
Hershey Co. (The)	3,633	924,271
Hormel Foods Corp.(b)	22,043	879,075
JM Smucker Co. (The)	5,840	919,041
Kellogg Co.(b)	13,518	905,165
Kraft Heinz Co. (The)(b)	22,763	880,245
Lamb Weston Holdings, Inc.	8,846	924,584
McCormick & Co., Inc.(b)	12,173	1,012,915
Mondelez International, Inc., Class A	13,307	927,764
Tyson Foods, Inc., Class A	15,157	899,113
		11,042,972
Paper & Plastic Packaging Products & Materials–1.17%
Amcor PLC	80,414	915,111
Avery Dennison Corp.	5,058	905,028
International Paper Co.(b)	24,314	876,763
Packaging Corp. of America(b)	6,522	905,449
Sealed Air Corp.	19,078	875,871
WestRock Co.	28,972	882,777
		5,360,999
Passenger Airlines–0.88%
Alaska Air Group, Inc.(b)(c)	18,734	786,079
American Airlines Group, Inc.(b)(c)	55,863	823,979
Delta Air Lines, Inc.(c)	23,185	809,620
Southwest Airlines Co.	26,355	857,592
United Airlines Holdings, Inc.(b)(c)	16,944	749,772
		4,027,042
Personal Care Products–0.20%
Estee Lauder Cos., Inc. (The), Class A(b)	3,656	901,058
Pharmaceuticals–1.74%
Bristol-Myers Squibb Co.	13,143	910,941
Catalent, Inc.(c)	12,716	835,568
Eli Lilly and Co.	2,742	941,658
Johnson & Johnson	5,696	882,880
Merck & Co., Inc.	8,020	853,248
Organon & Co.	38,080	895,642
Pfizer, Inc.	21,925	894,540
Viatris, Inc.(b)	86,365	830,831
Shares		Value
Pharmaceuticals–(continued)
Zoetis, Inc.(b)	5,347	$889,955
		7,935,263
Property & Casualty Insurance–1.50%
Allstate Corp. (The)	7,307	809,689
Arch Capital Group Ltd.(c)	12,966	880,002
Chubb Ltd.	4,353	845,265
Cincinnati Financial Corp.(b)	7,672	859,878
Loews Corp.	15,059	873,723
Progressive Corp. (The)	6,140	878,388
Travelers Cos., Inc. (The)	4,916	842,652
W.R. Berkley Corp.	13,783	858,130
		6,847,727
Publishing–0.20%
News Corp., Class A	41,130	710,315
News Corp., Class B	12,680	221,013
		931,328
Rail Transportation–0.58%
CSX Corp.	29,286	876,823
Norfolk Southern Corp.(b)	4,104	870,048
Union Pacific Corp.	4,405	886,550
		2,633,421
Real Estate Services–0.18%
CBRE Group, Inc., Class A(c)	11,017	802,148
Regional Banks–1.01%
Citizens Financial Group, Inc.(b)	25,077	761,588
First Republic Bank	10,563	147,776
Huntington Bancshares, Inc.(b)	64,596	723,475
M&T Bank Corp.(b)	6,557	784,021
Regions Financial Corp.	42,586	790,396
Truist Financial Corp.	22,236	758,248
Zions Bancorporation N.A.(b)	21,404	640,622
		4,606,126
Reinsurance–0.19%
Everest Re Group Ltd.	2,420	866,408
Research & Consulting Services–0.97%
CoStar Group, Inc.(b)(c)	12,875	886,444
Equifax, Inc.	4,472	907,100
Jacobs Solutions, Inc.	7,503	881,678
Leidos Holdings, Inc.(b)	9,337	859,564
Verisk Analytics, Inc.(b)	4,794	919,777
		4,454,563
Restaurants–1.22%
Chipotle Mexican Grill, Inc.(c)	557	951,517
Darden Restaurants, Inc.(b)	5,999	930,805
Domino’s Pizza, Inc.(b)	2,877	949,036
McDonald’s Corp.	3,296	921,594
Starbucks Corp.	8,690	904,890
Yum! Brands, Inc.	6,932	915,579
		5,573,421
Retail REITs–0.97%
Federal Realty Investment Trust(b)	8,950	884,528
Kimco Realty Corp.	45,987	898,126
Realty Income Corp.	14,070	890,912
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–(continued)
Regency Centers Corp.	14,743	$901,977
Simon Property Group, Inc.(b)	7,746	867,320
		4,442,863
Self-Storage REITs–0.40%
Extra Space Storage, Inc.	5,625	916,481
Public Storage(b)	3,068	926,966
		1,843,447
Semiconductor Materials & Equipment–1.20%
Applied Materials, Inc.	7,550	927,367
Enphase Energy, Inc.(c)	4,108	863,830
KLA Corp.	2,350	938,050
Lam Research Corp.(b)	1,804	956,336
SolarEdge Technologies, Inc.(c)	2,838	862,610
Teradyne, Inc.(b)	8,526	916,630
		5,464,823
Semiconductors–3.10%
Advanced Micro Devices, Inc.(c)	10,447	1,023,910
Analog Devices, Inc.	4,752	937,189
Broadcom, Inc.	1,405	901,364
First Solar, Inc.(c)	4,158	904,365
Intel Corp.(b)	31,728	1,036,554
Microchip Technology, Inc.(b)	10,588	887,063
Micron Technology, Inc.	15,723	948,726
Monolithic Power Systems, Inc.(b)	1,803	902,473
NVIDIA Corp.(b)	3,761	1,044,693
NXP Semiconductors N.V. (China)	4,934	920,068
ON Semiconductor Corp.(b)(c)	11,019	907,084
Qorvo, Inc.(c)	9,060	920,224
QUALCOMM, Inc.	7,498	956,595
Skyworks Solutions, Inc.	7,760	915,525
Texas Instruments, Inc.(b)	5,032	936,002
		14,141,835
Single-Family Residential REITs–0.19%
Invitation Homes, Inc.	28,541	891,335
Soft Drinks & Non-alcoholic Beverages–0.80%
Coca-Cola Co. (The)	14,586	904,770
Keurig Dr Pepper, Inc.	25,164	887,786
Monster Beverage Corp.(c)	17,244	931,348
PepsiCo, Inc.	5,020	915,146
		3,639,050
Specialty Chemicals–1.57%
Albemarle Corp.(b)	3,836	847,910
Celanese Corp.(b)	7,913	861,647
DuPont de Nemours, Inc.	12,278	881,192
Eastman Chemical Co.	10,695	902,016
Ecolab, Inc.(b)	5,464	904,456
International Flavors & Fragrances, Inc.(b)	10,204	938,360
PPG Industries, Inc.	6,854	915,557
Sherwin-Williams Co. (The)(b)	4,034	906,722
		7,157,860
Steel–0.36%
Nucor Corp.(b)	5,436	839,699
Steel Dynamics, Inc.(b)	7,176	811,319
		1,651,018
Shares		Value
Systems Software–1.05%
Fortinet, Inc.(b)(c)	14,698	$976,829
Gen Digital, Inc.	51,995	892,234
Microsoft Corp.	3,474	1,001,554
Oracle Corp.(b)	10,273	954,567
ServiceNow, Inc.(c)	2,081	967,083
		4,792,267
Technology Distributors–0.19%
CDW Corp.	4,534	883,631
Technology Hardware, Storage & Peripherals–1.22%
Apple, Inc.	5,816	959,058
Hewlett Packard Enterprise Co.	60,268	960,069
HP, Inc.	31,462	923,410
NetApp, Inc.	13,881	886,302
Seagate Technology Holdings PLC	13,986	924,754
Western Digital Corp.(c)	23,950	902,197
		5,555,790
Telecom Tower REITs–0.61%
American Tower Corp.	4,515	922,595
Crown Castle, Inc.	6,807	911,049
SBA Communications Corp., Class A	3,597	939,069
		2,772,713
Timber REITs–0.19%
Weyerhaeuser Co.	28,923	871,450
Tobacco–0.37%
Altria Group, Inc.	18,529	826,764
Philip Morris International, Inc.	8,781	853,952
		1,680,716
Trading Companies & Distributors–0.56%
Fastenal Co.	16,763	904,196
United Rentals, Inc.	2,012	796,269
W.W. Grainger, Inc.	1,274	877,544
		2,578,009
Transaction & Payment Processing Services–1.54%
Fidelity National Information Services, Inc.	15,093	820,003
Fiserv, Inc.(c)	7,723	872,931
FleetCor Technologies, Inc.(c)	4,409	929,638
Global Payments, Inc.	8,636	908,853
Jack Henry & Associates, Inc.(b)	5,463	823,383
Mastercard, Inc., Class A	2,488	904,164
PayPal Holdings, Inc.(c)	11,761	893,130
Visa, Inc., Class A(b)	3,996	900,938
		7,053,040
Water Utilities–0.21%
American Water Works Co., Inc.	6,462	946,618
Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.(b)(c)	6,191	896,704
Total Common Stocks & Other Equity Interests (Cost $264,079,254)		446,843,261
Money Market Funds–2.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(f)	3,390,469	3,390,469
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(f)	2,421,066	2,421,550
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(f)	3,874,821	$3,874,821
Total Money Market Funds (Cost $9,686,949)		9,686,840
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $273,766,203)		456,530,101
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–25.25%
Invesco Private Government Fund, 4.78%(d)(f)(g)	33,017,880	33,017,880
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.98%(d)(f)(g)	82,276,673	$82,276,673
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $115,308,528)		115,294,553
TOTAL INVESTMENTS IN SECURITIES–125.21% (Cost $389,074,731)		571,824,654
OTHER ASSETS LESS LIABILITIES—(25.21)%		(115,143,718)
NET ASSETS–100.00%		$456,680,936
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at March 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Invesco Ltd.	$889,821	$67,496	$(22,669)	$(63,777)	$(7,755)	$863,116	$9,055
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	208,240	6,622,267	(3,440,038)	-	-	3,390,469	22,840
Invesco Liquid Assets Portfolio, Institutional Class	148,795	4,730,191	(2,457,171)	(118)	(147)	2,421,550	26,469
Invesco Treasury Portfolio, Institutional Class	237,989	7,568,305	(3,931,473)	-	-	3,874,821	41,036
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,168,742	91,346,332	(94,497,194)	-	-	33,017,880	394,294*
Invesco Private Prime Fund	90,393,417	186,382,954	(194,476,776)	(22,728)	(194)	82,276,673	1,039,536*
Total	$128,047,004	$296,717,545	$(298,825,321)	$(86,623)	$(8,096)	$125,844,509	$1,533,230

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CME E-Mini Standard & Poor’s MidCap 400 Index	20	June-2023	$5,059,400	$11,797	$11,797
E-Mini S&P 500 Index	26	June-2023	5,379,075	236,142	236,142
Total Futures Contracts				$247,939	$247,939
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$446,843,261	$—	$—	$446,843,261
Money Market Funds	9,686,840	115,294,553	—	124,981,393
Total Investments in Securities	456,530,101	115,294,553	—	571,824,654
Other Investments - Assets*
Futures Contracts	247,939	—	—	247,939
Total Investments	$456,778,040	$115,294,553	$—	$572,072,593

*	Unrealized appreciation.
Invesco V.I. Equally-Weighted S&P 500 Fund